RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Apr. 18, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Aug. 20, 2022	Apr. 15, 2021
Related Party Transaction [Line Items]
Repayment of related party debt			$ 144,301
Other Receivables, Net, Current		631		$ 635
Mr. Hengfei Yang [Member]
Related Party Transaction [Line Items]
Due to related parties		273,560		97,138		$ 293,493
Proceeds from Related Party Debt		177,564	49,062
Repayment of related party debt		0	144,301
Mr. Jinhua Xu [Member]
Related Party Transaction [Line Items]
Due to related parties		0		0	$ 178,241
Repayment of related party debt		129,871
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Proceeds from Related Party Debt		95,414		155,135
Sale of Stock, Consideration Received Per Transaction	$ 253,000
Other Receivables, Net, Current		190,324		$ 155,135
Revenues		78,032	41,263
Suzhou Xinjianlin Health Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Revenues		$ 0	$ 6,425